Transactions With Related Parties (Details) - Schedule of assets and liabilities with related parties - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Companies of The Group [Member]
Assets
Cash and deposits in banks	$ 1,069,468	$ 703,069	$ 171,816
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	1,164,660	978,696	2,058,715
Debt instrument at FVOCI
Other assets	1,042,852	445,609	185,317
Liabilities
Deposits and other demand liabilities	16,190	17,118	25,261
Obligations under repurchase agreements Loans	57,771	961,718	138,498
Time deposits and other time liabilities	900,830	1,409,404	1,183,235
Financial derivative contracts	2,083,795	1,137,502	2,159,660
Interbank borrowing	640,860	544,291
Issued debt instruments	584,244	349,002	363,154
Other financial liabilities			6,231
Other liabilities	16,259	1,210	8,130
Associated companies [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	298,997	186,038	218,610
Debt instrument at FVOCI
Other assets	437,227	412,277	210,579
Liabilities
Deposits and other demand liabilities	2,486	4,484	93,761
Obligations under repurchase agreements Loans			5,000
Time deposits and other time liabilities	1,677	100	282,171
Financial derivative contracts	224,247	354,108	288,013
Interbank borrowing
Issued debt instruments	592,468
Other financial liabilities
Other liabilities	233,630	4,484	146,164
Key personnel [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts		33
Debt instrument at FVOCI
Other assets
Liabilities
Deposits and other demand liabilities	4,760	5,997	4,624
Obligations under repurchase agreements Loans	181	101	270
Time deposits and other time liabilities	3,066	4,706	4,246
Financial derivative contracts
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other liabilities		5,997
Other [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts		7	55
Debt instrument at FVOCI
Other assets
Liabilities
Deposits and other demand liabilities	1,003	3,242	566
Obligations under repurchase agreements Loans	5,807		80
Time deposits and other time liabilities	948	864	2,204
Financial derivative contracts			3
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other liabilities		$ 3,242